Income Taxes - Reconciliation Between Income Tax Expense (Benefit) Recognized And Computed (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012
Reconciliation
Income tax expense at federal statutory rate (35%)					$ 85	$ 186
State income taxes					13	13
Change in valuation allowance					382	(160)
Effect of tax rate differences and newly enacted tax rates in Puerto Rico					(245)	0
Imputed interest expense on notes payable - related parties					(193)	(32)
Other, net					(22)	13
Income tax expense	(21)	0	(14)	7	20	20
Cortelco Systems Holding Corp [Member]
Reconciliation
Income tax expense at federal statutory rate (35%)					486	349
State income taxes					21	33
Change in valuation allowance					64	(35)
Effect of tax rate differences and newly enacted tax rates in Puerto Rico					(176)	0
Imputed interest expense on notes payable - related parties					(193)	(32)
Other, net					3	4
Income tax expense			$ (137)	$ 244	$ 205	$ 319